Common Stock, Preferred Stock, and Share-Based Compensation - Summary of Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Grant Date Fair Value (in millions)
Granted		$ 11,400	$ 9,200	$ 7,760
2017 Stock Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Granted	4,874,558
Time-Based Options | 2017 Stock Plan and 2024 Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding options at January 1, 2024		7,053,665
Number of Shares, Granted		1,662,309
Number of Shares, Forfeited, repurchased or expired		(290,997)
Number of Shares, Exercised		(146,159)
Number of Shares, Outstanding options at December 31, 2024		8,278,818	7,053,665
Number of Shares, Exercisable options at December 31, 2024		6,082,815
Weighted Average Exercise Price
Outstanding options at January 1, 2024		$ 9.57
Granted		12.85
Forfeited, repurchased or expired		16.56
Exercised		6.52
Outstanding options at December 31, 2024		9.98	$ 9.57
Exercisable options at December 31, 2024		$ 8.28
Weighted Average Grant Date Fair Value (in millions)
Outstanding options at January 1, 2024		$ 26,700
Granted		11,400
Forfeited, repurchased or expired		(2,300)
Exercised		(300)
Outstanding options at December 31, 2024		35,500	$ 26,700
Exercisable options at December 31, 2024		19,600
Aggregate Intrinsic Value, Outstanding options		64,200	$ 89,700
Aggregate Intrinsic Value, Exercisable options at December 31, 2024		$ 56,400
Weighted Average Remaining Contractual Term, Outstanding options		6 years 1 month 6 days	6 years 3 months 18 days
Weighted Average Remaining Contractual Term, Exercisable options		5 years 1 month 6 days
Tier One and Two Performance Option [Member] | 2017 Stock Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding options at January 1, 2024		7,086,458
Number of Shares, Forfeited, repurchased or expired		(341,010)
Number of Shares, Exercised		(88,449)
Number of Shares, Outstanding options at December 31, 2024		6,656,999	7,086,458
Number of Shares, Exercisable options at December 31, 2024		3,355,049
Weighted Average Exercise Price
Outstanding options at January 1, 2024		$ 8.14
Forfeited, repurchased or expired		14.58
Exercised		6.58
Outstanding options at December 31, 2024		7.82	$ 8.14
Exercisable options at December 31, 2024		$ 7.84
Weighted Average Grant Date Fair Value (in millions)
Outstanding options at January 1, 2024		$ 15,100
Forfeited, repurchased or expired		(1,100)
Exercised		(200)
Outstanding options at December 31, 2024		13,800	$ 15,100
Exercisable options at December 31, 2024		7,000
Aggregate Intrinsic Value, Outstanding options		63,900	$ 100,300
Aggregate Intrinsic Value, Exercisable options at December 31, 2024		$ 32,200
Weighted Average Remaining Contractual Term, Outstanding options		5 years	5 years 10 months 24 days
Weighted Average Remaining Contractual Term, Exercisable options		5 years